LAND USE RIGHTS, NET - Schedule of Land Use Rights, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Land Use Rights [Line Items]
Land use rights, gross	$ 1,198,228	$ 1,191,723
Less: accumulated amortization	(457,220)	(432,072)
Land use rights, net	741,008	759,651
Altira Macau - Taipa Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	146,306	145,511
City of Dreams - Cotai Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	399,115	396,949
Studio City - Studio City Land [Member]
Land Use Rights [Line Items]
Land use rights, gross	$ 652,807	$ 649,263